Summary of Significant Accounting Policies - Income taxes (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2023	Nov. 30, 2022	May 31, 2023	May 31, 2022
Summary of Significant Accounting Policies
Income tax expense	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Federal statutory income tax rate, percent			21.00%		21.00%	21.00%